Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2024
Prepaid Expenses and Other Current Assets.
Schedule of prepaid expenses and other current assets

	At December 31,	At December 31,
	2024	2023
Prepaid expenses	$10.6	$30.0
Debt issue costs	0.4	0.6
	$11.0	$30.6